EVENTS AFTER THE REPORTING DATE	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

18.	EVENTS AFTER THE REPORTING DATE

Codere Online México

On July 10, 2024, Codere Online created the company Codere Online México S.A. de C.V. As of the date of this report, the company has no employees nor has it engaged in any operating activity.

Gibraltar subsidiary liquidation

Codere (Gibraltar) Marketing Services Ltd. was officially struck off from the Gibraltar Company Registry (i.e. liquidated) as of January 17, 2024.

Repurchases of ordinary shares by Codere Online

At a general meeting held on March 3, 2025, Codere Online shareholders authorized the repurchase of up to 1 million of the Company’s ordinary shares over a one-year period. As of April 30, 2025, Codere Online had repurchased 68,384 shares at an average price of $6.63 under the authorized share buyback plan.

18.	EVENTS AFTER THE REPORTING DATE

Liquidation of Subsidiary

On October 20, 2022, the board of directors of Codere Online Luxembourg, S.A. approved the liquidation of its Malta operating entity named Codere Online Operator LTD, of its Malta supporting entity named Codere Online Management Services LTD and of its Gibraltar supporting entity named Codere (Gibraltar) Marketing Services LTD. The liquidation is expected to be completed on or before December 31, 2023, subject to customary closing conditions. Codere Online voluntarily surrendered its B2C license on February 28, 2023 as it does not currently offer online casino and sports betting to customers located in Malta. On March 3, 2023, Codere Online voluntarily surrendered its B2B license, which authorized the provision of B2B gaming services

The liquidation represents a significant event for Codere Online Luxembourg, S.A. This liquidation is not expected to have any significant financial impact in the financial statements for the period in which the liquidation occurs.

Board composition changes

On March 1, 2023, Moshe Edree was replaced by Aviv Sher as a Chief Executive Officer of Codere Online Luxembourg, S.A.

2023 Proposed Restructuring

On March 29, 2023, the Codere Group announced a new financial restructuring process (the “2023 Proposed Restructuring”). As part of the 2023 Proposed Restructuring, the Codere Group has entered into a lock-up agreement with a group of its bondholders which provides for a standstill period that is designed to enable the Codere Group to implement a further restructuring of its liabilities. As reported by the Codere Group on April 19, 2023, the Codere Group obtained shareholder approval and received significant positive engagement from noteholders in connection with the 2023 Proposed Restructuring. The Codere Group is in the process of preparing the relevant documentation for the purposes of implementing the 2023 Proposed Restructuring by no later than the end of the second quarter of 2023. The structure of the restructuring is expected to include the provision of €100 million in new money and the amendment of certain maturities, coupon amounts and composition, seniority and other terms of the Codere Group’s existing liabilities.

There were no additional events subsequent to the closing date which could have a significant effect on the Group’s audited consolidated carve-out financial statements.